SHARE-BASED PAYMENTS - Share-based Payments Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 5.3	$ 12.6
Mark-to-market change on cash-settled plans	(0.8)	(2.1)
Total carrying amount of liabilities for cash-settled arrangements (Note 25)	18.6	21.0
Brio Gold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	0.3	7.0
Share-Based Payment Arrangements, Current Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrued expense on equity-settled compensation plans	4.9	3.3
Accrued expense on cash-settled compensation plans	0.9	4.4
Total expense for instruments granted	$ 5.8	$ 7.7